Organization and nature of business	12 Months Ended
Sep. 30, 2022
Organization and nature of business
Organization and nature of business

Note 1 – Organization and nature of business

CN ENERGY GROUP. INC. (“CN Energy”) is a holding company incorporated under the laws of the British Virgin Islands on November 23, 2018. CN Energy, through its subsidiaries (collectively, the “Company”), manufactures and supplies wood-based activated carbon that is primarily used in pharmaceutical manufacturing, industrial manufacturing, water purification, environmental protection, and food and beverage production (“Activated Carbon Production”), and produces biomass electricity generated in the process of producing activated carbon (“Biomass Electricity Production”).

Reorganization

In connection with its initial public offering, the Company undertook a reorganization of its legal structure (the “Reorganization”). The Reorganization involved: (1) the incorporation of CN Energy, a British Virgin Islands holding company; (2) the incorporation of Clean Energy Holdings Limited (“Energy Holdings”), a Hong Kong holding company; (3) the incorporation of Zhejiang CN Energy Technology Development Co., Ltd. (“Zhejiang CN Energy”) and Manzhouli CN Energy Industrial Co., Ltd. (“Manzhouli CN Energy”), two new wholly foreign-owned enterprises (“WFOE”) formed by Energy Holdings under the laws of the People’s Republic of China (“China” or the “PRC”); (4) the incorporation of Manzhouli CN Energy Technology Co., Ltd. (“Manzhouli CN Technology”), a PRC company, of which 90% of the equity interests are owned by Manzhouli CN Energy, and the remaining 10% by Zhejiang CN Energy; (5) the incorporation of CN Energy Industrial Development Co., Ltd. (“CN Energy Development”), a PRC company, of which 70% of the equity interests are owned by Manzhouli CN Technology and the remaining 30% by Zhejiang CN Energy; (6) the acquisition of 100% of the equity interests of Greater Khingan Range Forasen Energy Technology Co., Ltd. (“Khingan Forasen”) by CN Energy Development; and (7) the issuance of 10,000,000 ordinary shares of CN Energy (reflecting an approximate or rounded 71.62-for-1 forward split of the Company’s ordinary shares on April 20, 2020) to the original shareholders of Khingan Forasen. In relation to the Reorganization, a series of agreements were signed among CN Energy, the original shareholders of Khingan Forasen, CN Energy Development, and offshore holding companies controlled by the original shareholders of Khingan Forasen on August 12, 2019 and August 28, 2019. All share amounts and per share amounts have been presented giving effect to the forward split. The Company has retroactively restated all shares and per share data for all the periods presented.

In accordance with Accounting Standards Codification (“ASC”) 805-50-25, the Reorganization has been accounted for as a recapitalization among entities under common control since the same shareholders controlled all these entities prior to the Reorganization. The consolidation of CN Energy and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the period presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period. By eliminating the effects of intra-entity transactions in determining the results of operations for the period before the Reorganization, those results will be on substantially the same basis as the results of operations for the period after the date of Reorganization.

The effects of intra-entity transactions on current assets, current liabilities, revenue, and cost of sales for periods presented and on retained earnings (accumulated deficit) at the beginning of the periods presented are eliminated to the extent possible. Furthermore, ASC 805-50-45-5 indicates that the financial statements and financial information presented for prior years also shall be retrospectively adjusted to furnish comparative information.

In May and June 2021, the Company conducted another reorganization in order to simplify its corporate structure and make use of supportive government policies. The reorganization consisted of (i) the transfer of 60% of the equity interests in CN Energy Development from Manzhouli CN Technology to Zhejiang CN Energy, (ii) the transfer of 100% of the equity interests in Manzhouli Zhongxing Energy Technology Co., Ltd. (“Zhongxing Energy”) from Khingan Forasen to CN Energy Development, (iii) the transfer of 100% of the equity interests in Hangzhou Forasen Technology Co., Ltd. (“Hangzhou Forasen”) from Khingan Forasen to CN Energy Development, and (iv) the formation of Zhejiang CN Energy New Material Co., Ltd. (“Zhejiang New Material”), a PRC company wholly owned by CN Energy Development.

Note 1 – Organization and nature of business (Continued)

Reorganization (Continued)

CN Energy, the ultimate holding company, currently owns 100% of the equity interests of CN Energy Development, which in turn owns 100% of the equity interests of Khingan Forasen, Hangzhou Forasen, Zhongxing Energy, and Zhejiang New Material.

On March 31, 2022, CN Energy USA Inc. (“CN Energy USA”) was incorporated under the laws of the State of Delaware, the United States of America. CN Energy owns 100% of the equity interests in CN Energy USA.

On April 8, 2022, Zhoushan Xinyue Trading Co., Ltd. (“Zhoushan Xinyue”) was incorporated under the laws of the PRC. Hangzhou Forasen owns 100% of the equity interests in Zhoushan Xinyue.

On April 13, 2022, Ningbo Nadoutong Trading Co., Ltd. (“Ningbo Nadoutong”) was incorporated under the laws of the PRC. CN Energy Development owns 100% of the equity interests in Ningbo Nadoutong.

On October 11, 2022, Zhejiang Yongfeng New Material Technology Co., Ltd. (“Zhejiang Yongfeng”) was incorporated under the laws of the PRC. Hangzhou Forasen owns 100% of the equity interests in Zhejiang Yongfeng.

Upon the completion of the Reorganizations mentioned above, the Company has subsidiaries in countries and jurisdictions including the PRC, Hong Kong, the U.S., and the British Virgin Islands. Details of the subsidiaries of the Company are set out below:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
CN Energy	November 23, 2018	British Virgin Islands	Parent	Holding Company
Energy Holdings	August 29, 2013	Hong Kong	100%	Holding Company
Zhejiang CN Energy	January 14, 2019	Zhejiang, China	100%	Holding Company
Manzhouli CN Energy	January 24, 2019	Inner Mongolia, China	100%	Holding Company
Manzhouli CN Technology	June 10,2019	Inner Mongolia, China	100%	Holding Company
CN Energy Development	April 18, 2019	Zhejiang, China	100%	Holding Company
Khingan Forasen	March 5,2009	Heilongjiang, China	100%	Produces and distributes activated carbon and biomass electricity
Hangzhou Forasen	March 16,2006	Zhejiang, China	100%	Distributes activated carbon products
Zhongxing Energy	May 21,2018	Inner Mongolia, China	100%	Expected to produce activated carbon and steam for heating in the future
Zhejiang New Material	May 24, 2021	Zhejiang, China	100%	Expected to produce and sell wading activated carbon in the future
CN Energy USA	March 31, 2022	Delaware, U.S.A.	100%	Investment, consultation and trading, inactive.
Zhoushan Xinyue	April 8, 2022	Zhejiang, China	100%	Trading, inactive.
Ningbo Nadoutong	April 13, 2022	Zhejiang, China	100%	Trading, inactive.
Zhejiang Yongfeng	October 11, 2022	Zhejiang, China	100%	Produces and distributes activated carbon, inactive.

Note 1 – Organization and nature of business (Continued)

Initial Public Offering

On February 9, 2021, the Company closed its initial public offering (“IPO”) of 5,000,000 ordinary shares at public offering price of $4.00 per share. On February 10, 2021, the underwriters exercised their over-allotment option to purchase an additional 750,000 ordinary shares at a price of $4.00 per share. The net proceeds of the Company’s IPO, including the proceeds from the sale of the over-allotment shares, totaled approximately $20 million, after deducting underwriting discounts and other related expenses. The Company’s ordinary shares commenced trading under the ticker symbol “CNEY” on February 5, 2021.

Private Placement

From June 8 to June 10, 2021, the Company entered into certain subscription agreements (the “Subscription Agreements”) with six investors (the “Purchasers”). Pursuant to the Subscription Agreements, the Company agreed to sell and the Purchasers agreed to purchase an aggregate of 4,000,000 ordinary shares of the Company at a price of $4.50 per share (the “Private Placement”). On June 11, 2021, the Company closed the Private Placement and received gross proceeds of $18 million, before deducting the placement agent’s fees of $900,000 and other related offering expenses of $60,000.